Stockholder's Equity (Details) - USD ($)		9 Months Ended
		Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Common Shares:
Common Shares			56,433,333	56,433,333
Common stock value			$ 564	$ 564
Preferred shares			0	0
Preferred stock, Value
Unaudited Interim [Member]
Common Shares:
Shares issued for services, Value		$ 4,000
Common Shares		67,397,975	67,397,975
Common stock value		$ 674	$ 798,586
Capital stock		$ 711
Unaudited Interim [Member] | Series A Preferred Stock [Member]
Common Shares:
Conversion of common stock, Shares	[1]	2,666,668
Conversion of common shares, Value	[1]	$ 27
Shares issued for services, Value
Preferred shares issued and outstanding, Shares
Preferred shares issued and outstanding, Value
Preferred shares		2,666,668
Preferred stock, Value		$ 27
Unaudited Interim [Member] | Series B Preferred Stock [Member]
Common Shares:
Conversion of common stock, Shares	[1]	1,000,002
Conversion of common shares, Value	[1]	$ 10
Shares issued for services, Value
Preferred shares issued and outstanding, Shares
Preferred shares issued and outstanding, Value
Preferred shares		1,000,002
Preferred stock, Value		$ 10
Common Stock [Member] | Unaudited Interim [Member]
Common Shares:
Common shares issued and outstanding, Shares		56,433,333
Common shares issued and outstanding, value		$ 564
Common shares of Papernuts issued, Shares		1,220,165
Common shares of Papernuts issued, Value		$ 798,586
Adjustment for Transaction-Elimination of Papernuts shares and the value of the Company's capital stock, Shares		(1,220,165)
Adjustment for Transaction - Elimination of Papernuts shares and the value of the Company's capital stock, Value		$ (564)
Shares issued to Papernuts Shareholders in connection with the Transaction, Shares		49,714,642
Shares issued to Papernuts Shareholders in connection with the Transaction, Value		$ 497
Reallocation of Papernuts share capital amounts to reflect the legal capitalization of Axiom subsequent to the transaction, Shares
Reallocation of Papernuts share capital amounts to reflect the legal capitalization of Axiom subsequent to the transaction, Value		$ (798,022)
Conversion of common stock, Shares	[1]	(40,000,000)
Conversion of common shares, Value	[1]	$ (400)
Issuance of common shares via private sale, Shares	[2]	1,150,000
Issuance of common shares via private sale, Value	[2]	$ 12
Shares issued for services, Shares		100,000
Shares issued for services, Value		$ 1
Common Shares		66,147,975
Common stock value		$ 674

[1]	In March, 2015 the Company completed agreements with three directors of Papernuts for the cancellation of 40,000,000 Common Shares of the Company in exchange for a combination of newly issued multi-voting Series A Preferred Shares and multiple-voting Series B Preferred Shares. As per the agreements, the 40,000,000 common shares were converted into 2,666,668 multiple-voting Series A Preferred Shares and 1,000,002 multiple-voting Series B Preferred Shares. Series A Preferred Shares are convertible into Common Shares at the option of the holder at a ratio of 1:10, meaning each Preferred A Share can convert into ten (10) Common Shares of the Company. In addition, holders of each Series A Preferred Share shall have the right to one (1) vote for each Common Share into which such Series A Preferred Share could be converted. Assuming the exercise of all convertible securities including warrants, the Series A Preferred Shares represent 7.7% of the total voting power of the Company's shareholder Series B Preferred Shares are convertible into Common Shares at the option of the holder at a ratio of 1:10, meaning each Preferred B Share can convert into ten (10) Common Shares of the Company. In addition, holders of each Series B Preferred Share shall have the right to twenty-five (25) votes for each Common Share into which such Series B Preferred Share could be converted. Assuming the exercise of all convertible securities including warrants, the Series B Preferred Shares represent 71.7% of the total voting power of the Company's shareholders. The Series A and Series B Preferred Shares are non-redeemable and have a par value of $0.00001 per share.
[2]	In March, 2015 the Company received $270,000 for common stock issued to a private investor in a private sale. In May, 2015 the Company received $75,000 for common stock from a private investor sale.